Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows (Detail) - Consolidated entities [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of the year	¥ 1,024,526	¥ 756,811	¥ 1,061,375
Sales and transfers of oil and gas produced, net of production costs	(308,217)	(232,387)	(167,108)
Net changes in prices and production costs and other	510,325	367,132	(370,257)
Extensions, discoveries and improved recovery	129,824	77,249	81,248
Development costs incurred	39,725	38,613	32,918
Revisions of previous quantity estimates	10,018	14,555	(61,816)
Accretion of discount	103,225	76,860	113,324
Net change in income taxes	(127,360)	(74,307)	67,127
End of the year	¥ 1,382,066	¥ 1,024,526	¥ 756,811